Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of accounts receivable

	Note	December 31, 2025	December 31, 2024
Trade	10	$51,717	$69,411
Holdbacks		3,184	791
Accrued trade receivables		63,199	71,933
Contract receivables		$118,100	$142,135
Other		30,828	23,935
		$148,928	$166,070